SHORT TERM DEBT (Tables)	3 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Short term debt
	June 30, 2013	September 30, 2012

Loans - CI LLC	$129,271	137,397
Loans – Other	$30,417	$—
Loans - Iceberg Investment Management Group	271,739	24,247
Total Short term debt	$431,427	$161,644